Events occurring after the balance sheet date (Details) - EUR (€) € in Thousands		1 Months Ended
	Jul. 11, 2025	Jul. 31, 2025
Redemption of bonds | Bonds
Events after balance sheet date
Redemption of bonds	€ 500,000
Introduction of long-term incentive plan | LTIP 2025+
Events after balance sheet date
Vesting period		3 years